Business combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business combinations
On July 23, 2020, PagSeguro Brazil acquired 100% of the share capital and obtained control of Zygo. Total consideration amounted to R$8,000 and the total net assets acquired at fair value amounted to R$1,883, resulting in the preliminary recognition of goodwill of R$6,117. In July 2021, the Company concluded the purchase price allocation and as a result in the goodwill of R$5,769, with the allocation of R$348 as non-compete agreement and software. The consideration paid in cash amounted to R$5,053 and the remaining portion of purchase price will be retained for eventual debt and paid between 3 to 5 years after acquisition.
On August 31, 2020, PagSeguro Brazil acquired 100% of the share capital and obtained control of CDS. Total consideration paid in cash amounted to R$2,379 and the total net assets acquired at fair value amounted to R$2,379, resulting in no goodwill.
On October 31, 2020, PagSeguro Brazil acquired 100% of the share capital and obtained control of MOIP. Purchase price amounted to R$358,609 and the total net assets acquired at fair value amounted to R$151,986. The initial consideration paid in cash amounted to R$307,855 and on March 8, 2021, additional amount of R$32,573 was paid. The remaining portion in amount of R$18,181 was recognized in other liabilities in non-current liabilities and will be retained for 5 years after acquisition.
The purchase price allocation ("PPA") was completed on December 31, 2020, which included the recognition of a customer portfolio with a fair value of R$58,506, resulting in the recognition of goodwill of R$148,117, which is attributable mainly to operational synergy and cost reductions. The PPA was elaborated considering projections for the period of 5 years based on management’s budgets for MOIP and applying a long-term growth rate based on the estimated gross domestic product ("GDP") plus the estimated growth of GDP of services (fluctuating from 5.7% to 6.3% per year) in order to project future cash flows, discount rate based on WACC (fluctuating from 11.7% to 13.3% per year).
On August 12, 2021, PagSeguro Brazil acquired 100% of the share capital and obtained control of Concil. Total consideration amounted to R$43,896 and the total net assets acquired at fair value amounted to R$23,165. The consideration paid in cash amounted to R$35,000 and the remaining portion in amount of R$8,896 was recognized in other liabilities and will be retained for the achievement of metrics. Concil main activity is in the information technology industry, focused on the processing of back-office solutions, including reconciliation services for the capture of credit cards with acquirers and sub acquirers.
The preliminary purchase price allocation ("PPA") was completed on September 30, 2021, which included the recognition of a customer portfolio with a fair value of R$3,839, non-compete agreement of R$940 and software of R$33,136. The Company has also recognized a contingency liability and indemnification assets of R$7,848 resulting in the recognition of goodwill of R$20,731, which is attributable mainly to operational synergy and cost reductions.
The PPA was elaborated considering projections for the period of five years based on management's budgets for Concil and applying an inflation rate plus the estimated growth of GDP of services (fluctuating from 2.0% to 4.5% per year) in order to project future cash flows, discount rate based on WACC (fluctuating from 17.5% to 19.5% per year).
These acquisitions are in accordance with PagSeguro Group’s business strategies, ramping up investments on new technologies, products and services for the Group’s digital ecosystem. The fair value of assets and liabilities acquired in 2021 (Concil) and 2020 (CDS, Zygo and Moip) were as follows:

	December 31, 2021	December 31, 2020

Fair value of assets and liabilities acquired
Cash and cash equivalents	529	38,385
Accounts receivable acquired	540	537,570
Financial investments acquired	—	177,772
Other Assets acquired	1,092	30,988
Payables to third parties assumed	—	(566,244)
Liabilities assumed	(4,020)	(42,263)
Customer portfolio, expenditures with software and others	45,763	58,506
Deferred taxes	(12,891)	(19,960)
Contingency liability	(7,848)	—
Value of net assets	23,165	214,754
Goodwill	20,731	154,234
Purchase cost	43,896	368,988
Consideration for the purchase settled in cash	35,000	315,287
Cash and cash equivalents at the subsidiary acquired	(529)	(38,385)
Amount paid on acquisitions less cash and cash equivalents acquired	34,471	276,902